AllianceBernstein National Municipal Income Fund, Inc.

Portfolio of Investments

January 31, 2024 (unaudited)

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 161.9%
Long-Term Municipal Bonds – 161.9%
Arizona – 3.2%
Arizona Industrial Development Authority (Heritage Academy Laveen & Gateway Obligated Group) Series 2021 5.00%, 07/01/2051(a)	$1,000	$862,516
Salt Verde Financial Corp. (Citigroup, Inc.) Series 2007 5.00%, 12/01/2032	1,200	1,283,000
5.00%, 12/01/2037	8,700	9,456,928

		11,602,444

Arkansas – 0.6%
Pulaski County Public Facilities Board (Baptist Health Obligated Group) Series 2014 5.00%, 12/01/2042	2,000	2,006,919

California – 9.9%
Alameda Corridor Transportation Authority Series 2022-A 0.00%, 10/01/2050(b)	10,000	5,343,192
AGM Series 2024-A Zero Coupon, 10/01/2052(c)	6,500	1,668,024
Zero Coupon, 10/01/2053(c)	6,000	1,458,767
California Pollution Control Financing Authority (Poseidon Resources Channelside LP) Series 2012 5.00%, 07/01/2037(a)	3,075	3,077,740
California Statewide Communities Development Authority (Enloe Medical Center Obligated Group) AGM Series 2022-A 5.375%, 08/15/2057	2,000	2,214,496
California Statewide Communities Development Authority (Loma Linda University Medical Center) Series 2016-A 5.00%, 12/01/2036(a)	800	813,512
5.25%, 12/01/2056(a)	2,000	2,012,632
Long Beach Bond Finance Authority (Bank of America Corp.) Series 2007-A 5.50%, 11/15/2037	2,000	2,308,356
M-S-R Energy Authority (Citigroup, Inc.) Series 2009-A 6.50%, 11/01/2039	2,000	2,591,218
Series 2009-C 6.50%, 11/01/2039	2,000	2,591,218
Southern California Public Power Authority (Goldman Sachs Group, Inc. (The)) Series 2007-A 5.00%, 11/01/2033	3,335	3,618,401

	Principal Amount (000)	U.S. $ Value

State of California (Pre-refunded - US Treasuries) Series 2013 5.00%, 11/01/2030 (Pre-refunded/ETM)	$5,800	$5,802,625
Washington Township Health Care District AGM Series 2023-B 4.50%, 08/01/2053	2,625	2,709,628

		36,209,809

Colorado – 3.8%
City & County of Denver CO Airport System Revenue (Pre-refunded - US Treasuries) Series 2013-B 5.25%, 11/15/2031 (Pre-refunded/ETM)	6,680	6,684,476
Colorado Health Facilities Authority (CommonSpirit Health) Series 2019-A 5.00%, 08/01/2044	705	729,127
Public Authority for Colorado Energy (Bank of America Corp.) Series 2008 6.50%, 11/15/2038	5,000	6,293,922

		13,707,525

Connecticut – 0.3%
Connecticut State Health & Educational Facilities Authority (University of Hartford (The)) Series 2019 4.00%, 07/01/2049	1,500	1,115,343

Florida – 9.7%
Brevard County Health Facilities Authority (Health First, Inc. Obligated Group) Series 2014 5.00%, 04/01/2033	1,000	1,001,892
County of Miami-Dade FL Series 2021 4.00%, 07/01/2050	6,355	6,160,742
Florida Development Finance Corp. (Cornerstone Charter Academy, Inc. Obligated Group) Series 2022 5.125%, 10/01/2052(a)	1,000	933,866
Florida Development Finance Corp. (Mater Academy, Inc.) Series 2020-A 5.00%, 06/15/2055	2,500	2,435,584
Series 2022-A 4.00%, 06/15/2052	3,250	2,668,440
Florida Higher Educational Facilities Financial Authority (Ringling College of Art and Design, Inc.) Series 2017 5.00%, 03/01/2042	1,000	1,009,066

	Principal Amount (000)	U.S. $ Value

Lakewood Ranch Stewardship District (Lakewood Ranch Stewardship District Series 2023 Assessment) Series 2023 6.30%, 05/01/2054	$1,000	$1,039,676
Miami-Dade County Expressway Authority Series 2014-A 5.00%, 07/01/2044	5,000	5,006,033
Palm Beach County Health Facilities Authority (Baptist Health South Florida Obligated Group) Series 2019 3.00%, 08/15/2044	8,000	6,419,872
School District of Broward County/FL Series 2022 5.00%, 07/01/2046	8,020	8,799,136

		35,474,307

Georgia – 3.7%
Augusta Development Authority (WellStar Health System Obligated Group) Series 2018 5.00%, 07/01/2036	4,170	4,435,021
Main Street Natural Gas, Inc. (Citadel LP) Series 2022-C 4.00%, 08/01/2052(a)	1,000	965,325
Municipal Electric Authority of Georgia Series 2019 5.00%, 01/01/2038	100	104,232
5.00%, 01/01/2049	2,000	2,043,165
5.00%, 01/01/2056	635	645,362
5.00%, 01/01/2063	3,165	3,210,333
Series 2021 4.00%, 01/01/2046	330	310,838
4.00%, 01/01/2051	1,275	1,182,947
5.00%, 01/01/2056	650	663,762

		13,560,985

Illinois – 16.4%
Chicago Board of Education Series 2018-D 5.00%, 12/01/2046	5,005	4,964,267
Chicago O’Hare International Airport Series 2017-D 5.00%, 01/01/2042	6,500	6,628,626
Series 2022 4.625%, 01/01/2053	6,000	6,009,427
Illinois Finance Authority (Bradley University) Series 2021-A 4.00%, 08/01/2051	4,750	4,242,977
Illinois Finance Authority (OSF Healthcare System Obligated Group) Series 2015-A 5.00%, 11/15/2045	4,500	4,558,086
Illinois Finance Authority (University of Illinois) Series 2020 4.00%, 10/01/2055	3,565	3,125,856

	Principal Amount (000)	U.S. $ Value

Metropolitan Pier & Exposition Authority Series 2017-A 5.00%, 06/15/2057	$8,755	$8,912,643
State of Illinois Series 2014 5.00%, 04/01/2030	1,655	1,658,552
5.00%, 05/01/2030	1,300	1,304,241
5.00%, 05/01/2033	1,150	1,153,064
5.00%, 02/01/2039	2,400	2,401,186
Series 2017-D 5.00%, 11/01/2028	5,000	5,334,834
Series 2018-A 5.00%, 10/01/2027	1,000	1,064,436
Series 2022-C 5.50%, 10/01/2040	6,250	7,107,509
Village of Elk Grove Village IL Series 2017 5.00%, 01/01/2028	1,060	1,127,399

		59,593,103

Indiana – 0.8%
Indiana Finance Authority (University of Evansville) Series 2022 5.25%, 09/01/2057	3,000	2,936,641

Iowa – 1.7%
Iowa Finance Authority (Iowa Fertilizer Co., LLC) Series 2022 5.00%, 12/01/2050	5,000	5,224,707
Iowa Tobacco Settlement Authority Series 2021-A 4.00%, 06/01/2049	1,000	937,775

		6,162,482

Louisiana – 4.7%
City of New Orleans LA Series 2021-A 5.00%, 12/01/2046	15,000	16,092,685
Parish of St. John the Baptist LA (Marathon Oil Corp.) Series 2019 2.10%, 06/01/2037	235	232,407
2.20%, 06/01/2037	950	900,737

		17,225,829

Maryland – 0.6%
Maryland Economic Development Corp. (Maryland Economic Development Corp. Morgan View & Thurgood Marshall Student Hsg) Series 2022 6.00%, 07/01/2058	2,000	2,191,044

	Principal Amount (000)	U.S. $ Value

Massachusetts – 6.1%
Commonwealth of Massachusetts Series 2023 5.00%, 05/01/2053	$10,000	$10,921,560
Series 2023-D 5.00%, 10/01/2053	5,000	5,478,040
Massachusetts Development Finance Agency (Emerson College) Series 2016-A 5.00%, 01/01/2047	5,750	5,784,198

		22,183,798

Michigan – 10.0%
Ann Arbor School District AGM Series 2023 4.00%, 05/01/2042	4,170	4,241,509
City of Detroit MI Series 2020 5.50%, 04/01/2050	1,970	2,050,889
Series 2023-C 6.00%, 05/01/2043	2,300	2,578,121
Detroit City School District AGM Series 2001-A 6.00%, 05/01/2029	8,795	9,698,449
Detroit Downtown Development Authority (Detroit Downtown Development Authority Catalyst Development Area) AGM Series 2018-A 5.00%, 07/01/2043	3,020	3,025,865
5.00%, 07/01/2048	10,000	9,926,737
Michigan Finance Authority (Great Lakes Water Authority Water Supply System Revenue) AGM Series 2014-D1 5.00%, 07/01/2035	1,250	1,257,868
Michigan Finance Authority (Public Lighting Authority) Series 2014-B 5.00%, 07/01/2034	2,250	2,261,026
Plymouth Educational Center Charter School Series 2005 5.125%, 11/01/2023(d) (e)	2,140	1,305,400

		36,345,864

Minnesota – 2.7%
City of Ramsey MN (Pact Charter School) Series 2022-A 5.00%, 06/01/2032	1,000	1,006,438
City of Rochester MN (Mayo Clinic) Series 2018 4.00%, 11/15/2048	3,000	2,954,271
Duluth Economic Development Authority (Essentia Health Obligated Group) Series 2018 5.00%, 02/15/2053	5,625	5,698,979

		9,659,688

	Principal Amount (000)	U.S. $ Value

Nebraska – 2.6%
Central Plains Energy Project (Goldman Sachs Group, Inc. (The)) Series 2017-A 5.00%, 09/01/2029	$4,000	$4,205,953
5.00%, 09/01/2031	5,000	5,359,915

		9,565,868

Nevada – 2.5%
Las Vegas Valley Water District Series 2022-A 4.00%, 06/01/2051	8,645	8,403,801
State of Nevada Department of Business & Industry (DesertXpress Enterprises LLC) Series 2023 8.125%, 01/01/2050(a)	695	703,803

		9,107,604

New Hampshire – 0.8%
New Hampshire Business Finance Authority (Covanta Holding Corp.) Series 2020-A 3.625%, 07/01/2043(a)	1,000	778,815
New Hampshire Health and Education Facilities Authority Act (Dartmouth-Hitchcock Obligated Group) Series 2020-A 5.00%, 08/01/2059	2,000	2,174,028

		2,952,843

New Jersey – 7.9%
New Jersey Economic Development Authority (NYNJ Link Borrower LLC) Series 2013 5.125%, 01/01/2034	1,000	1,000,473
New Jersey Economic Development Authority (Pre-refunded - US Treasuries) Series 2014-P 5.00%, 06/15/2031 (Pre-refunded/ETM)	2,500	2,513,966
New Jersey Health Care Facilities Financing Authority (New Jersey Transportation Trust Fund Authority State Lease) Series 2017 5.00%, 10/01/2036	2,500	2,657,150
New Jersey Health Care Facilities Financing Authority (RWJ Barnabas Health Obligated Group) Series 2014 5.00%, 07/01/2044	6,450	6,472,758
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Fed Hwy Grant) Series 2016 5.00%, 06/15/2029	4,750	4,958,544

	Principal Amount (000)	U.S. $ Value

New Jersey Transportation Trust Fund Authority (New Jersey Transportation Trust Fund Authority State Lease) Series 2019-B 4.00%, 06/15/2037	$800	$813,343
South Jersey Transportation Authority Series 2022 4.625%, 11/01/2047	1,000	1,025,085
Tobacco Settlement Financing Corp./NJ Series 2018-A 5.25%, 06/01/2046	8,990	9,284,181

		28,725,500

New York – 10.1%
City of New York NY Series 2023 4.125%, 08/01/2053	11,300	11,237,748
5.00%, 08/01/2051	2,000	2,190,639
Long Island Power Authority Series 2023-E 5.00%, 09/01/2053	3,500	3,873,483
Metropolitan Transportation Authority Series 2014-B 5.25%, 11/15/2034	4,000	4,016,590
New York City Transitional Finance Authority Future Tax Secured Revenue Series 2015A-1 5.00%, 08/01/2034	6,000	6,166,719
5.00%, 08/01/2037	4,000	4,096,976
New York State Thruway Authority (State of New York Pers Income Tax) Series 2022 4.125%, 03/15/2056	4,000	3,998,900
Ulster County Capital Resource Corp. (Woodland Pond at New Paltz) Series 2017 5.00%, 09/15/2037	490	396,273
5.25%, 09/15/2042	205	161,164
5.25%, 09/15/2047	355	266,549
5.25%, 09/15/2053	760	548,669

		36,953,710

North Carolina – 1.2%
Greater Asheville Regional Airport Authority AGM Series 2023 5.25%, 07/01/2053	4,000	4,295,468
North Carolina Turnpike Authority AGM Series 2024 Zero Coupon, 01/01/2053	1,000	246,133

		4,541,601

North Dakota – 0.7%
City of Grand Forks ND (Altru Health System Obligated Group) AGM Series 2023-A 5.00%, 12/01/2053	2,000	2,113,204

	Principal Amount (000)	U.S. $ Value

County of Ward ND (Trinity Health Obligated Group) Series 2017-C 5.00%, 06/01/2043	$500	$439,896

		2,553,100

Ohio – 3.1%
Buckeye Tobacco Settlement Financing Authority Series 2020-A 4.00%, 06/01/2048	2,000	1,847,365
City of Chillicothe OH (Adena Health System Obligated Group) Series 2017 5.00%, 12/01/2047	1,800	1,823,241
County of Cuyahoga OH (MetroHealth System (The)) Series 2017 5.00%, 02/15/2052	2,240	2,240,270
5.50%, 02/15/2052	4,585	4,657,127
Ohio Higher Educational Facility Commission (Kenyon College) Series 2020 4.00%, 07/01/2040	730	737,221

		11,305,224

Oklahoma – 2.4%
Oklahoma City Airport Trust Series 2018 5.00%, 07/01/2043	2,000	2,052,952
5.00%, 07/01/2047	5,000	5,107,433
Tulsa Airports Improvement Trust (Pre-refunded - US Treasuries) BAM Series 2015-A 5.00%, 06/01/2045 (Pre-refunded/ETM)	1,700	1,707,064

		8,867,449

Oregon – 0.4%
Multnomah County School District No. 40 Series 2023-A Zero Coupon, 06/15/2051	5,000	1,296,406

Pennsylvania – 8.0%
Allegheny County Hospital Development Authority (Allegheny Health Network Obligated Group) Series 2018-A 5.00%, 04/01/2047	5,000	5,102,563
Berks County Municipal Authority (The) (Tower Health Obligated Group) Series 2020-B 5.00%, 02/01/2040	1,000	617,402
Bucks County Industrial Development Authority (Grand View Hospital/Sellersville PA Obligated Group) Series 2021 4.00%, 07/01/2051	2,250	1,686,012

	Principal Amount (000)	U.S. $ Value

Chester County Industrial Development Authority (Collegium Charter School) Series 2022 6.00%, 10/15/2052(a)	$1,000	$995,821
Pennsylvania Economic Development Financing Authority (Commonwealth of Pennsylvania Department of Transportation) AGM Series 2022 5.75%, 12/31/2062	7,500	8,427,837
Pennsylvania Economic Development Financing Authority (PA Bridges Finco LP) Series 2015 5.00%, 12/31/2038	1,940	1,965,751
5.00%, 06/30/2042	6,060	6,098,101
Pennsylvania Turnpike Commission Series 2021-B 4.00%, 12/01/2043	3,200	3,216,696
Scranton School District/PA BAM Series 2017-E 4.00%, 12/01/2037	1,025	1,027,823

		29,138,006

Puerto Rico – 0.2%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Series 2019-A 4.329%, 07/01/2040	615	611,158

South Carolina – 5.0%
South Carolina Jobs-Economic Development Authority (Prisma Health Obligated Group) Series 2018-A 5.00%, 05/01/2048	5,900	6,021,531
South Carolina Ports Authority (Pre-refunded - US Treasuries) Series 2015 5.00%, 07/01/2045 (Pre-refunded/ETM)	5,000	5,106,187
South Carolina Public Service Authority Series 2016-B 5.00%, 12/01/2041	5,000	5,104,978
Series 2022 3.00%, 12/01/2046	1,132	812,590
3.00%, 12/01/2049	1,566	1,083,553

		18,128,839

South Dakota – 0.2%
County of Lincoln SD (Augustana College Association (The)) Series 2021 4.00%, 08/01/2061	1,000	816,039

Tennessee – 0.1%
Chattanooga Health Educational & Housing Facility Board (CommonSpirit Health) Series 2019-A 4.00%, 08/01/2037	145	143,552
4.00%, 08/01/2038	275	272,111

		415,663

	Principal Amount (000)	U.S. $ Value

Texas – 25.9%
Arlington Higher Education Finance Corp. (Uplift Education) Series 2023-A 4.375%, 12/01/2058	$3,000	$2,900,214
Baytown Municipal Development District (Baytown Municipal Development District Baytown Convention Center Hotel Revenue Hotel Occupancy Tax) Series 2021 4.00%, 10/01/2050	2,910	2,437,486
Celina Independent School District Series 2023 4.00%, 02/15/2053	10,000	9,783,775
City of El Paso TX Series 2021-C 4.00%, 08/15/2047	10,540	10,340,691
County of Smith TX Series 2023 5.00%, 08/15/2048	7,000	7,634,045
Dallas Independent School District Series 2024 4.00%, 02/15/2054(c)	12,000	11,679,824
Denton Independent School District Series 2023 5.00%, 08/15/2048	10,000	11,026,120
Hidalgo County Regional Mobility Authority Series 2022-A Zero Coupon, 12/01/2043	2,000	740,566
Zero Coupon, 12/01/2044	2,420	829,516
Zero Coupon, 12/01/2045	3,360	1,086,920
Lamar Consolidated Independent School District Series 2023-A 5.00%, 02/15/2053	15,000	16,355,491
Melissa Independent School District Series 2023 4.25%, 02/01/2053	12,780	12,882,186
New Hope Cultural Education Facilities Finance Corp. (CHF-Collegiate Housing Denton LLC) AGM Series 2018-A1 5.00%, 07/01/2038	500	516,532
Pflugerville Independent School District Series 2023-A 4.00%, 02/15/2044	5,000	5,088,304
Texas Water Development Board (State Water Implementation Revenue Fund for Texas) Series 2022 5.00%, 10/15/2057	1,000	1,085,355

		94,387,025

	Principal Amount (000)	U.S. $ Value

Utah – 2.0%
City of Salt Lake City UT Airport Revenue Series 2018-A 5.00%, 07/01/2048	$2,500	$2,549,214
BAM Series 2018-A 5.00%, 07/01/2043	4,500	4,666,711

		7,215,925

Virginia – 2.3%
Virginia Small Business Financing Authority (Capital Beltway Express LLC) Series 2022 5.00%, 12/31/2047	5,000	5,216,288
Virginia Small Business Financing Authority (Elizabeth River Crossings OpCo LLC) Series 2022 3.00%, 01/01/2041	3,950	3,183,049

		8,399,337

Washington – 2.6%
Grays Harbor County Public Hospital District No. 1 Series 2023 6.875%, 12/01/2053	1,000	1,045,456
State of Washington Series 2023-2 5.00%, 08/01/2048	7,685	8,516,417

		9,561,873

West Virginia – 1.1%
West Virginia Hospital Finance Authority (West Virginia United Health System Obligated Group) Series 2018-A 5.00%, 06/01/2052	3,875	4,000,625

Wisconsin – 8.6%
Wisconsin Public Finance Authority (CFC-SA LLC) Series 2022 5.00%, 02/01/2062	10,000	10,015,402
Wisconsin Public Finance Authority (CHF - Wilmington LLC) AGM Series 2018 5.00%, 07/01/2058	10,000	10,259,597
Wisconsin Public Finance Authority (Moses H Cone Memorial Hospital Obligated Group) Series 2022-A 5.00%, 10/01/2052	5,000	5,261,724
Wisconsin Public Finance Authority (Pre-refunded - US Treasuries) Series 2022 4.00%, 04/01/2052 (Pre-refunded/ETM)(a)	90	99,646
Wisconsin Public Finance Authority (Queens University of Charlotte) Series 2022 5.25%, 03/01/2047	2,000	2,051,882

	Principal Amount (000)	U.S. $ Value

Wisconsin Public Finance Authority (Roseman University of Health Sciences) Series 2022 4.00%, 04/01/2052(a)	$3,260	$2,450,247
Wisconsin Public Finance Authority (Southeastern Regional Medical Center Obligated Group) Series 2021 4.00%, 02/01/2037	1,505	1,289,867

		31,428,365

Total Municipal Obligations (cost $586,178,106)		589,947,941

COMMERCIAL MORTGAGE-BACKED SECURITIES – 3.6%
Non-Agency Fixed Rate CMBS – 3.6%
California Housing Finance Agency Series 2019-2, Class A 4.00%, 03/20/2033	1,097	1,102,724
Series 2021-1, Class A 3.50%, 11/20/2035	958	902,230
National Finance Authority Series 2023-2, Class A 3.875%, 01/20/2038	2,984	2,812,937
New Hampshire Business Finance Authority Series 2020-1, Class A 4.125%, 01/20/2034	757	741,082
Series 2022-1, Class A 4.375%, 09/20/2036	2,940	2,916,453
Series 2022-2, Class A 4.00%, 10/20/2036	2,950	2,833,136
Washington State Housing Finance Commission Series 2021-1, Class A 3.50%, 12/20/2035	961	904,524
Series 2023-1, Class A 3.375%, 04/20/2037	999	884,949

Total Commercial Mortgage-Backed Securities (cost $13,247,677)		13,098,035

	Shares

SHORT-TERM INVESTMENTS – 0.6%
Investment Companies – 0.6%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 5.24%(f) (g) (h) (cost $2,373,008)	2,373,008	2,373,008

Total Investments – 166.1% (cost $601,798,791)(i)		605,418,984
Other assets less liabilities – (66.1)%		(240,950,365)

Net Assets – 100.0%		$364,468,619

(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At January 31, 2024, the aggregate market value of these securities amounted to $13,693,923 or 3.8% of net assets.

(b)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at January 31, 2024.
(c)	When-Issued or delayed delivery security.
(d)	Non-income producing security.
(e)	Defaulted matured security.
(f)	Affiliated investments.
(g)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(h)	The rate shown represents the 7-day yield as of period end.
(i)

As of January 31, 2024, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $15,258,890 and gross unrealized depreciation of investments was $(11,638,697), resulting in net unrealized appreciation of $3,620,193.

As of January 31, 2024, the Fund’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 11.8% and 0.3%, respectively.

Glossary:

AGM – Assured Guaranty Municipal

BAM – Build American Mutual

CFC – Community Finance Corporation

CHF – Collegiate Housing Foundation

CMBS – Commercial Mortgage-Backed Securities

ETM – Escrowed to Maturity

OSF – Order of St. Francis

AllianceBernstein National Municipal Income Fund, Inc.

January 31, 2024 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of January 31, 2024:

	Level 1	Level 2	Level 3	Total
Assets:
Long-Term Municipal Bonds	$—	$589,947,941	$—	$589,947,941
Commercial Mortgage-Backed Securities	—	13,098,035	—	13,098,035
Short-Term Investments	2,373,008	—	—	2,373,008
Liabilities:

Total Investments in Securities	2,373,008	603,045,976	—	605,418,984
Other Financial Instruments(a)	—	—	—	—

Total	$2,373,008	$603,045,976	$—	$605,418,984

(a)

Other financial instruments include reverse repurchase agreements and derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the three months ended January 31, 2024 is as follows:

Fund	Market Value 10/31/2023 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 01/31/2024 (000)	Dividend Income (000)
Government Money Market Portfolio	$9,713	$33,956	$41,296	$2,373	$107